Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Assets
Cash	$ 223,661	$ 88,581	$ 198,157
Securities (note 4)	39,652	141,564	0
Loans, net of allowance for credit losses (note 5)	3,419,455	2,992,678	2,450,276
Other assets (note 6)	46,625	43,175	43,713
Total assets	3,729,393	3,265,998	2,692,146
Liabilities and Shareholders' Equity
Deposits	3,108,218	2,657,540	2,124,916
Subordinated notes payable (note 7)	104,532	104,951	98,410
Other liabilities (note 8)	160,124	152,832	127,406
Total liabilities	3,372,874	2,915,323	2,350,732
Shareholders' equity:
Share capital (note 9)	228,880	239,629	241,321
Contributed surplus	2,147	1,612	765
Retained earnings	125,398	109,335	99,285
Accumulated other comprehensive income	94	99	43
Total equity	356,519	350,675	341,414
Total equity and liabilities	$ 3,729,393	$ 3,265,998	$ 2,692,146